Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Fixed Assets

Fixed Assets consist of the following:

	As of December 31, 2025	As of December 31, 2024
Leasehold improvement	$33,029	$33,150
Furniture & Fixture	8,459	7,809
Equipment	12,166	8,715
Motor Vehicle	152,739	153,302
Total	206,393	202,976
Less: accumulated depreciation	144,601	124,861
Net book value	$61,792	$78,115